Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies (Summary of Restated Consolidated Statements of Cash Flows) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net income (loss)	$ 398	$ (2,292)	$ (171)	$ 390	$ (1,675)	$ 3,297	$ 591
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(418)	(859)	526
Market risk benefit (gain) loss					296	(1,554)
Sales and maturities (purchases) of trading securities, net					301	(87)	253
Amortization of deferred gain (loss) on business sold through reinsurance					(37)	(32)	(33)
Impairment of intangibles					634
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals					495	496	68
Accrued investment income					(41)	8	(88)
Insurance liabilities and reinsurance-related balances					652	(893)	392
Accrued expenses					(101)	377	(21)
Federal income tax accruals					(376)	708	(134)
Cash management agreement					3,730	(1,286)	(1,341)
Other					406	(351)	72
Net cash provided by (used in) operating activities					3,866	(176)	285
Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities					(14,768)	(16,856)	(16,149)
Sales of available-for-sale securities and equity securities					2,347	2,341	1,214
Maturities of available-for-sale securities					5,487	9,417	5,180
Purchases of alternative investments					(631)	(754)	(395)
Sales and repayments of alternative investments					441	377	171
Issuance of mortgage loans on real estate					(2,507)	(3,057)	(1,790)
Repayment and maturities of mortgage loans on real estate					2,247	1,873	1,133
Repayment (issuance) of policy loans, net					4	61	49
Net change in collateral on investments, derivatives and related settlements					(4,653)	3,095	1,775
Other					(40)	(253)	(149)
Net cash provided by (used in) investing activities					(12,073)	(3,756)	(8,961)
Cash Flows from Financing Activities
Capital contribution from Lincoln National Corporation					925	65	510
Payment of long-term debt, including current maturities					(40)	(60)	(30)
Issuance of long-term debt, net of issuance costs							30
Issuance (payment) of short-term debt					(522)	587	(112)
Payment related to sale-leaseback transactions					(70)	(59)	(47)
Proceeds from certain financing arrangements					186	159	109
Deposits of fixed account balances					16,186	13,409	14,009
Withdrawals of fixed account balances					(7,641)	(7,142)	(6,069)
Transfers from (to) separate accounts, net					19	(175)	528
Common stock issued for benefit plans					(21)	(13)	(9)
Dividends paid to Lincoln National Corporation					(645)	(1,910)	(660)
Other					(2)	(60)
Net cash provided by (used in) financing activities					8,375	4,801	8,259
Net increase (decrease) in cash, invested cash and restricted cash					168	869	(417)
Cash, invested cash and restricted cash as of beginning-of-year				2,331	2,331	1,462	1,879
Cash, invested cash and restricted cash as of end-of-period	2,499				2,499	2,331	1,462
As Previously Reported [Member]
Cash Flows from Operating Activities
Net income (loss)					(1,273)	1,629
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(201)	(89)
Sales and maturities (purchases) of trading securities, net					301	(108)
Amortization of deferred gain (loss) on business sold through reinsurance					(69)	(40)
Impairment of intangibles					634
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals					42	292
Accrued investment income					(41)	8
Insurance liabilities and reinsurance-related balances					727	(863)
Accrued expenses					(98)	367
Federal income tax accruals					(268)	264
Cash management agreement					3,730	(1,286)
Other					379	(367)
Net cash provided by (used in) operating activities					3,863	(193)
Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities					(14,768)	(16,834)
Sales of available-for-sale securities and equity securities					2,347	2,341
Maturities of available-for-sale securities					5,487	9,417
Purchases of alternative investments					(631)	(754)
Sales and repayments of alternative investments					441	377
Issuance of mortgage loans on real estate					(2,503)	(3,062)
Repayment and maturities of mortgage loans on real estate					2,247	1,873
Repayment (issuance) of policy loans, net					4	61
Net change in collateral on investments, derivatives and related settlements					(4,654)	3,095
Other					(40)	(253)
Net cash provided by (used in) investing activities					(12,070)	(3,739)
Cash Flows from Financing Activities
Capital contribution from Lincoln National Corporation					925	65
Payment of long-term debt, including current maturities					(40)	(60)
Issuance (payment) of short-term debt					(522)	587
Payment related to sale-leaseback transactions					(70)	(59)
Proceeds from certain financing arrangements					186	159
Deposits of fixed account balances					16,186	13,405
Withdrawals of fixed account balances					(7,641)	(7,195)
Transfers from (to) separate accounts, net					19	(118)
Common stock issued for benefit plans					(21)	(13)
Dividends paid to Lincoln National Corporation					(645)	(1,910)
Other					(2)	(60)
Net cash provided by (used in) financing activities					8,375	4,801
Net increase (decrease) in cash, invested cash and restricted cash					168	869
Cash, invested cash and restricted cash as of beginning-of-year				2,331	2,331	1,462
Cash, invested cash and restricted cash as of end-of-period	2,499				2,499	2,331	1,462
Restatement Impacts [Member]
Cash Flows from Operating Activities
Net income (loss)					(12)	480
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(13)	(622)
Sales and maturities (purchases) of trading securities, net						21
Amortization of deferred gain (loss) on business sold through reinsurance					32	8
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals					3	(3)
Insurance liabilities and reinsurance-related balances						1
Accrued expenses						3
Federal income tax accruals					(3)	127
Other					(4)	2
Net cash provided by (used in) operating activities					3	17
Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities						(22)
Issuance of mortgage loans on real estate					(4)	5
Net change in collateral on investments, derivatives and related settlements					1
Net cash provided by (used in) investing activities					(3)	(17)
Cash Flows from Financing Activities
Deposits of fixed account balances						4
Withdrawals of fixed account balances						53
Transfers from (to) separate accounts, net						(57)
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Cash Flows from Operating Activities
Net income (loss)					(1,285)	2,109
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(214)	(711)
Sales and maturities (purchases) of trading securities, net					301	(87)
Amortization of deferred gain (loss) on business sold through reinsurance					(37)	(32)
Impairment of intangibles					634
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals					45	289
Accrued investment income					(41)	8
Insurance liabilities and reinsurance-related balances					727	(862)
Accrued expenses					(98)	370
Federal income tax accruals					(271)	391
Cash management agreement					3,730	(1,286)
Other					375	(365)
Net cash provided by (used in) operating activities					3,866	(176)
Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities					(14,768)	(16,856)
Sales of available-for-sale securities and equity securities					2,347	2,341
Maturities of available-for-sale securities					5,487	9,417
Purchases of alternative investments					(631)	(754)
Sales and repayments of alternative investments					441	377
Issuance of mortgage loans on real estate					(2,507)	(3,057)
Repayment and maturities of mortgage loans on real estate					2,247	1,873
Repayment (issuance) of policy loans, net					4	61
Net change in collateral on investments, derivatives and related settlements					(4,653)	3,095
Other					(40)	(253)
Net cash provided by (used in) investing activities					(12,073)	(3,756)
Cash Flows from Financing Activities
Capital contribution from Lincoln National Corporation					925	65
Payment of long-term debt, including current maturities					(40)	(60)
Issuance (payment) of short-term debt					(522)	587
Payment related to sale-leaseback transactions					(70)	(59)
Proceeds from certain financing arrangements					186	159
Deposits of fixed account balances					16,186	13,409
Withdrawals of fixed account balances					(7,641)	(7,142)
Transfers from (to) separate accounts, net					19	(175)
Common stock issued for benefit plans					(21)	(13)
Dividends paid to Lincoln National Corporation					(645)	(1,910)
Other					(2)	(60)
Net cash provided by (used in) financing activities					8,375	4,801
Net increase (decrease) in cash, invested cash and restricted cash					168	869
Cash, invested cash and restricted cash as of beginning-of-year				$ 2,331	2,331	1,462
Cash, invested cash and restricted cash as of end-of-period	$ 2,499				2,499	2,331	$ 1,462
Cumulative Effect, Period of Adoption, Adjustment [Member]
Cash Flows from Operating Activities
Net income (loss)					(390)	1,188
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(204)	(148)
Market risk benefit (gain) loss					296	(1,554)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals					450	207
Insurance liabilities and reinsurance-related balances					(75)	(31)
Accrued expenses					(3)	7
Federal income tax accruals					(105)	317
Other					$ 31	$ 14